--------------------------------------------------------------------------------



                                    [PHOTO]



--------------------------------------------------------------------------------

                                   Smith Barney
                                   Managed
                                   Governments
                                   Fund Inc.
[PHOTO]
                                   ---------------------------------------------
                                   SEMI-ANNUAL REPORT
                                   ---------------------------------------------

                                   January 31, 1998


[LOGO] Smith Barney Mutual Funds
       Investing for your futire.
       Every day.(SM)

Smith Barney Managed Governments Fund Inc.
================================================================================

The Smith Barney Managed Governments Fund Inc. ("Fund") seeks high current income consistent with liquidity and safety of capital. The Fund invests primarily in the debt obligations of varying maturities issued or guaranteed by the U.S. government, its agencies or instrumentalities, with an emphasis on mortgage-backed government securities such as Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA), Federal Home Loan Mortgage Corporation (FHLMC) and by writing covered put and call options against certain Fund securities.

Smith Barney Managed Governments Fund Inc.
Average Annual Total Returns
January 31, 1998

                                               Without Sales Charges*
                            ----------------------------------------------------
                              Class A             Class B             Class C
================================================================================
Six-Month+                     3.75%               3.41%               3.52%
--------------------------------------------------------------------------------
One-Year                      10.30                9.66                9.87
--------------------------------------------------------------------------------
Five-Year                      6.46                5.88                 N/A
--------------------------------------------------------------------------------
Ten-Year                       8.05                 N/A                 N/A
--------------------------------------------------------------------------------
Since Inception++              8.98                6.50                5.58
================================================================================

                                               Without Sales Charges*
                            ----------------------------------------------------
                              Class A             Class B             Class C
================================================================================
Six-Month+                     (0.96)%             (1.09)%             2.52%
--------------------------------------------------------------------------------
One-Year                        5.32                5.16                8.87
--------------------------------------------------------------------------------
Five-Year                       5.49                5.72                 N/A
--------------------------------------------------------------------------------
Ten-Year                        7.56                 N/A                 N/A
--------------------------------------------------------------------------------
Since Inception++               8.61                6.50                5.58
--------------------------------------------------------------------------------

* Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and C shares.

** Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 4.50%; and Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class C shares reflect the deduction of a 1.00% CDSC which applies if shares are redeemed within the first year of purchase. All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

+ Total return is not annualized, as it may not be representative of the total return for the year.

++ Inception dates for Class A, B and C shares are September 4, 1984, November 6, 1992 and June 29, 1993, respectively.

FUND HIGHLIGHT
================================================================================

Moderate economic growth, combined with historically low inflation and the ongoing financial and economic turmoil in Southeast Asia, should provide more than enough ammunition for rates to go lower. While skeptics would suggest rates are too low, there is no compelling evidence to warrant a reversal of the present trend of declining interest rates.


NASDAQ SYMBOL
================================================================================


               Class A                                SHMGX
               Class B                                MGVBX




WHAT'S INSIDE
================================================================================

Shareholder Letter ............................................................1

Historical Performance.........................................................3

Smith Barney Managed Governments
Fund Inc. at a Glance..........................................................5

Schedule of Investments........................................................6

Statement of Assets and Liabilities............................................7

Statement of Operations........................................................8

Statements of Changes in Net Assets............................................9

Notes to Financial Statements.................................................10

Financial Highlights..........................................................15

Shareholder Letter
================================================================================



[PHOTO]                                 [PHOTO]



HEATH B.                                JAMES E.
MCLENDON                                CONROY

Chairman                                Vice President and
                                        Investment Officer


Dear Shareholder:

We are pleased to provide the semi-annual report for Smith Barney Managed Governments Fund Inc. ("Fund") for the period ended January 31, 1998. In this report, we summarize the period's prevailing economic and market conditions and briefly outline our portfolio strategy. A detailed summary of performance and current holdings can be found in the appropriate sections that follow.

Performance Update

The Fund invests primarily in mortgage-backed securities issued or guaranteed by the Government National Mortgage Association, Federal National Mortgage Association or the Federal Home Loan Mortgage Corp.

For the six months ended January 31, 1998, we are pleased to report that the Fund's Class A shares posted a total return of 3.75%, slightly trailing the average gain of 4.16% for U.S. mortgage-backed security funds for the same period according to Lipper Analytical Services, Inc. (Lipper Analytical Services, Inc. is a major independent fund-tracking organization.) In addition, the Fund distributed income dividends totaling $0.40 per Class A share over the past six months. Based on the net asset value of $12.91 and the current monthly distribution rate of $0.066 on Class A shares at January 31, 1998, this equates to an annualized dividend yield of 6.13%. As of January 31, 1998, the Fund's mortgage-backed securities which are U.S. government agencies represented 54.3% of the portfolio and U.S. Treasury holdings made up 20.4% of the portfolio.

Market Update and Outlook

In our view, one of the most important events for the market in 1997 was the widely publicized currency and economic turmoil in Asia, specifically in Korea, Japan and Indonesia. As these currencies were devalued, the U.S. dollar was clearly a beneficiary. Other notable events during the reporting period include:

[ ] The drastic reduction in the U.S. budget deficit. According to the latest report by the Congressional Budget Office, the deficit will go down to $5 billion in fiscal 1998 and may actually run annual surpluses in 2001 if present policies continue.

[ ]  As a result of lower rates, mortgage refinancing has increased.

[ ] The drive toward the European Monetary Union continues to be on target for 1999.

As you can see from the chart below, interest rates continued to decline during the reporting period.

Yields from U.S. Treasury Securities
                                                    1/31/98            7/31/97
                                                    -------            -------
2-year U.S. Treasury Note                            5.35%              5.72%
3-year U.S. Treasury Note                            5.36               5.78
5-year U.S. Treasury Note                            5.43               5.90
10-year U.S. Treasury Bond                           5.56               6.01
30-year U.S. Treasury Bond                           5.87               6.30

Looking ahead to the remainder of 1998, we anticipate the following events to have an impact on the bond market:

[ ] The turmoil in Asia may be worse than what is being reported. Therefore, the troubles in Asia may depress U.S. economic activity even more than current consensus expectations.



--------------------------------------------------------------------------------
Smith Barney Managed Governments Fund Inc.                                     1

[ ] The Federal Reserve Board ("Fed") will probably ease monetary policy and lower rates. In fact, several Fed Governors have recently shifted to a less aggressive stance regarding interest rates.

[ ]  U.S. economic growth should be modestly weaker.

[ ] Interest rates will be lower and the yield on the 30-year U.S. Treasury bond should initially trend toward 5 1/2%.

Investment Strategy

Given the income nature of the Fund, mortgage-backed securities continue to be a majority holding. U.S. Treasury securities were used to take advantage of the appreciation benefits of lower interest rates. Looking ahead, mortgage prepayment trends will be watched closely as a barometer for increasing or decreasing specific portfolio holdings.

Market Outlook

Moderate economic growth, combined with historically low inflation and the ongoing financial and economic turmoil in Southeast Asia, should provide more than enough ammunition for rates to go lower. While skeptics would suggest rates are too low, there is no compelling evidence to warrant a reversal of the present trend of declining interest rates. High real rates, a lesser supply of U.S. Treasurys and a strong dollar are just some of the reasons why we remain bullish on bonds.

In closing, thank you for investing in the Smith Barney Managed Governments Fund Inc. We look forward to continuing to help you pursue your financial goals.

Sincerely,



/s/ Heath B. McLendon               /s/ James E. Conroy

Heath B. McLendon                   James E. Conroy
Chairman                            Vice President and
                                    Investment Officer


February 9, 1998



--------------------------------------------------------------------------------
2                                        1998 Semi-Annual Report to Shareholders

====================================================================================================================================
Historical Performance -- Class A Shares
====================================================================================================================================

                            Net Asset Value
                      -----------------------------
                      Beginning               End               Income           Capital Gain           Return              Total
Period Ended          of Period            of Period           Dividends         Distributions        of Capital          Returns(1)
====================================================================================================================================
1/31/98                $12.84               $12.91              $0.40                $0.00                $0.00              3.75%+
------------------------------------------------------------------------------------------------------------------------------------
7/31/97                 12.27                12.84               0.82                 0.00                 0.00             11.80
------------------------------------------------------------------------------------------------------------------------------------
7/31/96                 12.63                12.27               0.82                 0.00                 0.01              3.76
------------------------------------------------------------------------------------------------------------------------------------
7/31/95                 12.50                12.63               0.74                 0.00                 0.04              7.67
------------------------------------------------------------------------------------------------------------------------------------
7/31/94                 13.29                12.50               0.61                 0.00                 0.19              0.08
------------------------------------------------------------------------------------------------------------------------------------
7/31/93                 12.88                13.29               0.66                 0.23                 0.00             10.43
------------------------------------------------------------------------------------------------------------------------------------
7/31/92                 12.09                12.88               0.91                 0.00                 0.08             15.25
------------------------------------------------------------------------------------------------------------------------------------
7/31/91                 12.13                12.09               0.98                 0.00                 0.11              9.02
------------------------------------------------------------------------------------------------------------------------------------
7/31/90                 12.19                12.13               1.07                 0.00                 0.03              9.01
------------------------------------------------------------------------------------------------------------------------------------
7/31/89                 12.04                12.19               0.96                 0.00                 0.11             10.62
------------------------------------------------------------------------------------------------------------------------------------
7/31/88                 12.62                12.04               1.09                 0.01                 0.01              4.43
====================================================================================================================================
  Total                                                         $9.06                $0.24                $0.58
====================================================================================================================================

====================================================================================================================================
Historical Performance -- Class B Shares
====================================================================================================================================

                            Net Asset Value
                      -----------------------------
                      Beginning               End               Income           Capital Gain           Return              Total
Period Ended          of Period            of Period           Dividends         Distributions        of Capital          Returns(1)
====================================================================================================================================
1/31/98                $12.84               12.90               $0.37                $0.00                $0.00             3.41%+
------------------------------------------------------------------------------------------------------------------------------------
7/31/97                 12.27               12.84                0.76                 0.00                 0.00            11.23
------------------------------------------------------------------------------------------------------------------------------------
7/31/96                 12.63               12.27                0.76                 0.00                 0.01             3.24
------------------------------------------------------------------------------------------------------------------------------------
7/31/95                 12.50               12.63                0.67                 0.00                 0.04             7.04
------------------------------------------------------------------------------------------------------------------------------------
7/31/94                 13.29               12.50                0.56                 0.00                 0.17            (0.46)
------------------------------------------------------------------------------------------------------------------------------------
Inception*-- 7/31/93    12.64               13.29                0.41                 0.16                 0.00            9.92+
====================================================================================================================================
  Total                                                         $3.53                $0.16                $0.22
====================================================================================================================================

====================================================================================================================================
Historical Performance -- Class C Shares
====================================================================================================================================

                            Net Asset Value
                      -----------------------------
                      Beginning               End               Income           Capital Gain           Return              Total
Period Ended          of Period            of Period           Dividends         Distributions        of Capital          Returns(1)
====================================================================================================================================
1/31/98                $12.84               $12.91              $0.37                $0.00                $0.00             3.52%+
------------------------------------------------------------------------------------------------------------------------------------
7/31/97                 12.27                12.84               0.76                 0.00                 0.00            11.26
------------------------------------------------------------------------------------------------------------------------------------
7/31/96                 12.63                12.27               0.76                 0.00                 0.01             3.25
------------------------------------------------------------------------------------------------------------------------------------
7/31/95                 12.50                12.63               0.67                 0.00                 0.04             7.04
------------------------------------------------------------------------------------------------------------------------------------
7/31/94                 13.29                12.50               0.56                 0.00                 0.17            (0.46)
------------------------------------------------------------------------------------------------------------------------------------
Inception*-- 7/31/93    13.18                13.29               0.03                 0.02                 0.00            1.25+
====================================================================================================================================
  Total                                                         $3.15                $0.02                $0.22
====================================================================================================================================

--------------------------------------------------------------------------------
Smith Barney Managed Governments Fund Inc.                                     3

====================================================================================================================================
Historical Performance -- Class Y Shares
====================================================================================================================================

                            Net Asset Value
                      -----------------------------
                      Beginning               End               Income           Capital Gain           Return              Total
Period Ended          of Period            of Period           Dividends         Distributions        of Capital          Returns(1)
====================================================================================================================================
1/31/98                $12.84               $12.91              $0.42                $0.00                $0.00             3.92%+
------------------------------------------------------------------------------------------------------------------------------------
7/31/97                 12.27                12.84               0.86                 0.00                 0.00            12.16
------------------------------------------------------------------------------------------------------------------------------------
Inception*-- 7/31/96    12.86                12.27               0.44                 0.00                 0.01            (1.10)+
====================================================================================================================================
  Total                                                         $1.72                $0.00                $0.01
====================================================================================================================================

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.

================================================================================
Average Annual Total Return
================================================================================

                                             Without Sales Charge(1)
                                 -----------------------------------------------
                                 Class A      Class B      Class C     Class Y
================================================================================
Six Months Ended 1/31/98+          3.75%         3.41%        3.52%       3.92%
--------------------------------------------------------------------------------
Year Ended 1/31/98                10.30          9.66         9.87       10.66
--------------------------------------------------------------------------------
Five Years Ended 1/31/98           6.46          5.88          N/A         N/A
--------------------------------------------------------------------------------
Ten Years Ended 1/31/98            8.05           N/A          N/A         N/A
--------------------------------------------------------------------------------
Inception*-- 1/31/98               8.98          6.50         5.58        7.44
================================================================================

                                             With Sales Charge(2)
                                 -----------------------------------------------
                                 Class A      Class B      Class C     Class Y
================================================================================
Six Months Ended 1/31/98+         (0.96)%       (1.09)%       2.52%       3.92%
--------------------------------------------------------------------------------
Year Ended 1/31/98                 5.32          5.16         8.87       10.66
--------------------------------------------------------------------------------
Five Years Ended 1/31/98           5.49          5.72          N/A         N/A
--------------------------------------------------------------------------------
Ten Years Ended 1/31/98            7.56           N/A          N/A         N/A
--------------------------------------------------------------------------------
Inception*-- 1/31/98               8.61          6.50         5.58        7.44
================================================================================

================================================================================
Cumulative Total Return
================================================================================

                                                      Without Sales Charge(1)
================================================================================
Class A (1/31/88 through 1/31/98)                            116.97%
--------------------------------------------------------------------------------
Class B (Inception* through 1/31/98)                          39.08
--------------------------------------------------------------------------------
Class C (Inception* through 1/31/98)                          28.33
--------------------------------------------------------------------------------
Class Y (Inception* through 1/31/98)                          15.30
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and C shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum sales charge of 4.50% and Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

+ Total return is not annualized, as it may not be representative of the total return for the year.

* Inception dates for Class A, B, C and Y shares are September 4, 1984, November 6, 1992, June 29, 1993 and February 7, 1996, respectively.


--------------------------------------------------------------------------------
4                                        1998 Semi-Annual Report to Shareholders

================================================================================
Smith Barney Managed Governments Fund Inc. at a Glance (unaudited)
================================================================================


Growth of $10,000 Invested in Class A Shares of the Smith Barney Managed Governments Fund Inc. vs. Lipper Mortgage Securities Average and Lehman Brothers Government Bond Index+

--------------------------------------------------------------------------------

                           January 1988--January 1998


 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                              Smith Barney Managed          Lipper Mortgage             Lehman Brothers Government
                              Governments Fund Inc.        Securities Average                 Bond Index
                              ---------------------        ------------------                 ----------
January 1988                     $ 9,552                       $10,000                         $10,000
January 1989                     $ 9,971                       $10,524                         $10,760
January 1990                     $10,833                       $11,600                         $11,965
January 1991                     $12,135                       $12,960                         $13,338
January 1992                     $13,598                       $14,507                         $14,980
January 1993                     $15,155                       $15,911                         $16,664
January 1994                     $16,307                       $16,980                         $18,304
January 1995                     $16,066                       $16,368                         $19,042
January 1996                     $18,081                       $18,783                         $22,260
January 1997                     $18,790                       $19,493                         $22,763
January 1998                     $20,724                       $21,297                         $25,291





+ Hypothetical illustration of $10,000 invested in Class A shares on January 31, 1988, assuming deduction of the maximum 4.50% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through January 31, 1998. The Lipper Analytical Services, Inc. U.S. Mortgage Securities Bond Fund Average ("Lipper Mortgage Securities Average") is composed of the Fund's peer group of mutual funds (67 funds as of January 31, 1998) investing in U.S. mortgage-backed securities. Lipper Analytical Services, Inc. is a widely-recognized mutual fund information service. The Lehman Brothers Government Bond Index is a broad-based index of all public debt obligations of the U.S. government and its agencies and has an average maturity of approximately nine years. The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in other classes.

     All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.


Investment Breakdown
--------------------------------------------------------------------------------



  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]


Repurchase Agreements               25.3%
U.S. Treasury Notes                 15.3%
FHLMC and FNMA                      22.8%
U.S. Treasury Strips                 5.1%
GNMA                                31.5%


U.S. Treasury Securities are debt obligations of the United States Government. They are secured by the full faith and credit of the Federal Government, and include such instruments as Treasury bonds, notes and bills.

Mortgage-Backed Securities are debt securities issued by U.S. Government Agencies such as the Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA) and Government National Mortgage Association (GNMA). They represent thousands of individual home mortgages that are pooled to form securities. As homeowners pay interest and principal each month, these payments are passed on to investors. Mortgage-backed securities are backed by the full faith and credit of the issuing agency.

--------------------------------------------------------------------------------
Smith Barney Managed Governments Fund Inc.                                     5

===============================================================================================================================
Schedule of Investments (unaudited)                                                                            January 31, 1998
===============================================================================================================================

     FACE
    AMOUNT                                   SECURITY                                                                VALUE
===============================================================================================================================
U.S. TREASURY OBLIGATIONS -- 20.4%
$ 95,000,000          U.S. Treasury Note, 5.625% due 12/31/02                                                      $ 95,905,350
   3,000,000          U.S. Treasury Note, 5.875% due 2/15/04                                                          3,074,010
  48,500,000          U.S. Treasury Strip, zero coupon due 11/15/04                                                  33,494,100
-------------------------------------------------------------------------------------------------------------------------------
                      TOTAL U.S. TREASURY OBLIGATIONS
                      (Cost-- $131,924,688)                                                                         132,473,460
===============================================================================================================================
U.S. GOVERNMENT AGENCIES -- 54.3%
      17,209          Federal Home Loan Mortgage Corp., 14.750% due 3/1/10                                               20,345
       6,014          Federal Home Loan Mortgage Corp., 8.000% due 8/1/17                                                 6,294
     491,553          Federal National Mortgage Association, 8.000% due 10/1/26 (a)                                     510,444
   5,000,000          Federal National Mortgage Association Global Bond,
                          6.350% due 11/23/01                                                                         5,063,050
 357,000,000          Federal National Mortgage Association Principal Strip,
                          zero coupon due 7/5/14                                                                    131,997,180
  37,500,000          Federal National Mortgage Association Principal Strip,
                          zero coupon due 10/9/19                                                                    10,018,125
   2,009,157          Government National Mortgage Association I, 10.000% due 7/15/20 (a)                             2,196,873
   8,201,894          Government National Mortgage Association I, 8.000% due 3/15/25 (a)                              8,527,346
  13,045,641          Government National Mortgage Association I, 9.000% due 7/15/26 (a)                             14,003,583
   8,893,963          Government National Mortgage Association I, 7.000% due 12/15/27 (a)                             9,032,887
 155,585,522          Government National Mortgage Association I Platinum,
                          9.000% due 12/15/17 (a)(b)                                                                169,393,738
     960,299          Government National Mortgage Association II, 10.000% due 10/20/16                               1,040,416
-------------------------------------------------------------------------------------------------------------------------------
                      TOTAL U.S. GOVERNMENT AGENCIES
                      (Cost-- $336,258,543)                                                                         351,810,281
===============================================================================================================================
                      SUB-TOTAL INVESTMENTS
                      (Cost-- $468,183,231)                                                                         484,283,741
===============================================================================================================================
REPURCHASE AGREEMENTS -- 25.3%
  68,007,000          Goldman, Sachs & Co., 5.540% due 2/2/98; Proceeds
                          at maturity-- $68,038,397; (Fully collateralized by
                          U.S. Treasury Notes, 5.750% due 11/15/00;
                          Market value-- $69,399,681)                                                                68,007,000
  95,712,500          PaineWebber Inc., 5.520% due 2/3/98; Proceeds
                          at maturity-- $95,815,231; (Fully collateralized by:
                          Federal Home Loan Mortgage Corp., 6.202% due 2/1/37;
                          Market value-- $44,434,129; Federal Home Loan
                          Mortgage Corp., 7.020% due 9/1/26; Market value-- $11,956,429;
                          Federal Home Loan Mortgage Corp., 6.455% due 10/1/27;
                          Market value-- $18,750,851; Federal Home Loan
                          Mortgage Corp., 7.834% due 2/1/26; Market value-- $22,536,095;
                          Total Market value-- $97,677,504)                                                          95,712,500
-------------------------------------------------------------------------------------------------------------------------------
                      TOTAL REPURCHASE AGREEMENTS
                      (Cost-- $163,719,500)                                                                         163,719,500
===============================================================================================================================
                      TOTAL INVESTMENTS -- 100%
                      (Cost-- $631,902,731*)                                                                       $648,003,241
===============================================================================================================================

(a) Date shown represents the last in range of maturity dates of mortgage certificates owned.
(b) Security partially segregated by custodian for reverse repurchase agreements.
*    Aggregate cost for Federal income tax purposes is substantially the same.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
6                                        1998 Semi-Annual Report to Shareholders

====================================================================================================
Statement of Assets and Liabilities (unaudited)                                     January 31, 1998
====================================================================================================
ASSETS:
      Investments, at value (Cost-- $468,183,231)                                      $ 484,283,741
      Repurchase agreements, at value (Cost-- $163,719,500)                              163,719,500
      Cash                                                                                    19,825
      Interest receivable                                                                  2,023,679
      Receivable for Fund shares sold                                                        902,593
----------------------------------------------------------------------------------------------------
      Total Assets                                                                       650,949,338
----------------------------------------------------------------------------------------------------
LIABILITIES:
      Reverse repurchase agreements (Note 6)                                              95,712,500
      Dividends payable                                                                    2,805,257
      Investment advisory fees payable                                                       198,000
      Administration fees payable                                                             88,000
      Distribution fees payable                                                               30,016
      Accrued expenses                                                                       147,082
----------------------------------------------------------------------------------------------------
      Total Liabilities                                                                   98,980,855
----------------------------------------------------------------------------------------------------
Total Net Assets                                                                       $ 551,968,483
====================================================================================================
NET ASSETS:
      Par value of capital shares                                                      $      42,767
      Capital paid in excess of par value                                                560,785,406
      Overdistributed net investment income                                                 (235,055)
      Accumulated net realized loss from security transactions and futures contracts     (24,725,145)
      Net unrealized appreciation of investments                                          16,100,510
----------------------------------------------------------------------------------------------------
Total Net Assets                                                                       $ 551,968,483
====================================================================================================
Shares Outstanding:
      Class A                                                                             30,206,471
      ----------------------------------------------------------------------------------------------
      Class B                                                                              6,644,555
      ----------------------------------------------------------------------------------------------
      Class C                                                                                188,577
      ----------------------------------------------------------------------------------------------
      Class Y                                                                              5,727,538
      ----------------------------------------------------------------------------------------------
Net Asset Value:
      Class A (and redemption price)                                                          $12.91
      ----------------------------------------------------------------------------------------------
      Class B *                                                                               $12.90
      ----------------------------------------------------------------------------------------------
      Class C **                                                                              $12.91
      ----------------------------------------------------------------------------------------------
      Class Y (and redemption price)                                                          $12.91
      ----------------------------------------------------------------------------------------------
Class A Maximum Public Offering Price Per Share
      (net asset value plus 4.71% of net asset value per share)                               $13.52
====================================================================================================

* Redemption price is NAV of Class B shares reduced by a 4.50% CDSC if shares are redeemed within one year from initial purchase (See Note 2).

** Redemption price is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.



                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Managed Governments Fund Inc.                                     7

================================================================================
Statement of Operations (unaudited)    For the Six Months Ended January 31, 1998
================================================================================

INVESTMENT INCOME:
      Interest                                                      $ 20,709,799
      Less: Interest expense (Note 6)                                   (292,831)
--------------------------------------------------------------------------------
      Total Investment Income                                         20,416,968
--------------------------------------------------------------------------------
EXPENSES:
      Investment advisory fees (Note 2)                                1,278,888
      Distribution fees (Note 2)                                         842,206
      Administration fees (Note 2)                                       568,394
      Shareholder and system servicing fees                              181,263
      Shareholder communication fees                                      52,944
      Audit and legal fees                                                52,073
      Directors' fees                                                     30,082
      Registration fees                                                   20,124
      Custody fees                                                        12,534
      Other                                                                7,008
--------------------------------------------------------------------------------
      Total Expenses                                                   3,045,516
--------------------------------------------------------------------------------
Net Investment Income                                                 17,371,452
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES 3 AND 8):
      Realized Gain (Loss) From:
          Security transactions (excluding short-term securities)     27,676,427
          Futures contracts                                           (4,867,305)
--------------------------------------------------------------------------------
      Net Realized Gain                                               22,809,122
--------------------------------------------------------------------------------
      Change in Net Unrealized Appreciation of Investments:
          Beginning of period                                         36,227,324
          End of period                                               16,100,510
--------------------------------------------------------------------------------
      Decrease in Net Unrealized Appreciation                        (20,126,814)
--------------------------------------------------------------------------------
Net Gain on Investments and Futures Contracts                          2,682,308
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                              $ 20,053,760
================================================================================

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
8                                        1998 Semi-Annual Report to Shareholders

=========================================================================================
Statements of Changes in Net Assets
=========================================================================================
For the Six Months Ended January 31, 1998 (unaudited)
and the Year Ended July 31, 1997

                                                               1998             1997
=========================================================================================
OPERATIONS:
      Net investment income                                $  17,371,452    $  37,817,369
      Net realized gain (loss)                                22,809,122       (5,443,386)
      Increase (decrease) in net unrealized appreciation     (20,126,814)      33,181,127
-----------------------------------------------------------------------------------------
      Increase in Net Assets From Operations                  20,053,760       65,555,110
-----------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income                                  (17,592,757)     (38,741,258)
-----------------------------------------------------------------------------------------
      Decrease in Net Assets From
          Distributions to Shareholders                      (17,592,757)     (38,741,258)
-----------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 11):
      Net proceeds from sale of shares                       109,318,844      140,522,188
      Net asset value of shares issued for
          reinvestment of dividends                            8,302,698       23,011,974
      Cost of shares reacquired                             (166,491,743)    (185,826,459)
-----------------------------------------------------------------------------------------
      Decrease in Net Assets From
          Fund Share Transactions                            (48,870,201)     (22,292,297)
-----------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                            (46,409,198)       4,521,555

NET ASSETS:
      Beginning of period                                    598,377,681      593,856,126
-----------------------------------------------------------------------------------------
      End of period*                                       $ 551,968,483    $ 598,377,681
=========================================================================================
* Includes overdistributed net investment income of:           $(235,055)        $(13,750)
=========================================================================================


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Managed Governments Fund Inc.                                     9

================================================================================
Notes to Financial Statements (unaudited)
================================================================================

1.   Significant Accounting Policies

Smith Barney Managed Governments Fund Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing price on such markets; securities for which no sales price was reported and U.S. government agencies and obligations are valued at bid price, or in the absence of a recent bid price, at the bid equivalent obtained from one or more of the major market makers; (c) securities that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) interest income is recorded on an accrual basis; (f) gains or losses on the sale of securities are calculated by using the specific identification method; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; (h) direct expenses are charged to each class; management fees and general fund expenses are allocated on the basis of the relative net assets of each class; (i) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (j) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At July 31, 1997, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of accumulated net realized losses amounting to $27,563,413 and a portion of overdistributed net investment income amounting to $913,639 were reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by these changes; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2.   Investment Advisory Agreement, Administration Agreement and Other
     Transactions

Mutual Management Corp. ("MMC"), formerly known as Smith Barney Mutual Funds Management Inc., a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as investment adviser to the Fund. The Fund pays MMC an investment advisory fee calculated at an annual rate of 0.45% of the average daily net assets up to $1 billion and 0.415% of the average daily net assets in excess of $1 billion. This fee is calculated daily and paid monthly.

MMC also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets up to $1 billion and 0.185% of the average daily net assets in excess of $1 billion. This fee is calculated daily and paid monthly.

Smith Barney Inc. ("SB"), another subsidiary of SSBH, acts as distributor of Fund shares. For the six months ended January 31, 1998, SB received sales charges of approximately $78,000 on sales of the Fund's Class A shares.

There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs less than one year from initial purchase


--------------------------------------------------------------------------------
10                                       1998 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

and declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC if redemption occurs within the first year of purchase.

For the six months ended January 31, 1998, CDSCs paid to SB for Class B shares were approximately $112,000.

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to Class A, B and C shares calculated at an annual rate of 0.25% of the average daily net assets of each respective class. In addition, the Fund pays a distribution fee with respect to Class B and C shares calculated at an annual rate of 0.50% and 0.45% of the average daily net assets for each class, respectively. For the six months ended January 31, 1998, total Distribution Plan fees incurred were:

                                Class A             Class B             Class C
================================================================================
Distribution Plan Fees         $499,684            $335,203             $7,319
================================================================================

All officers and one Director of the Fund are employees of SB.

3.   Investments

During the six months ended January 31, 1998, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                         $  911,135,443
--------------------------------------------------------------------------------
Sales                                                              1,000,662,330
================================================================================

At January 31, 1998, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                       $16,106,964
Gross unrealized depreciation                                            (6,454)
--------------------------------------------------------------------------------
Net unrealized appreciation                                         $16,100,510
================================================================================

4.   Capital Loss Carryforward

At July 31, 1997, the Fund had, for Federal income tax purposes, capital loss carryforwards of approximately $40,267,000 available, subject to certain limitations, to offset future capital gains. To the extent that these capital carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

The amount and expiration of the carryforwards are indicated below. Expiration occurs on July 31 of the year indicated:

                              2002                2003                 2004
================================================================================
Carryforward
 Amounts                  $3,423,000          $33,246,000          $3,598,000
================================================================================

5.   Repurchase Agreements

The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

6.   Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreement transactions for leveraging purposes. A reverse repurchase agreement involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase the same securities at an agreed upon price and date. A reverse repurchase agreement involves the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the securities. The Fund will establish a segregated account with its custodian, in which the Fund will maintain cash, U.S. government securities or other liquid high grade debt obligations equal in value to its obligations with respect to reverse repurchase agreements.


--------------------------------------------------------------------------------
Smith Barney Managed Governments Fund Inc.                                    11

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

At January 31, 1998, the Fund had the following reverse repurchase agreement outstanding:

       Face
      Amount                     Security                              Value
================================================================================
$95,712,500         Reverse Repurchase Agreement
                    with PaineWebber Inc., dated
                    1/27/98 bearing 5.520% to be
                    repurchased at $95,815,231
                    on 2/3/98, collateralized by
                    GNMA I Platinum, 9.000% due
                    12/15/17                                        $95,712,500
================================================================================

During the six months ended January 31, 1998, the maximum and average amount of reverse repurchase agreements outstanding were as follows:

================================================================================
Maximum amount outstanding                                         $95,800,901
--------------------------------------------------------------------------------
Average amount outstanding                                         $55,014,752
================================================================================

Interest rates ranged from 1.10% to 5.52% during the period. Total value of the collateral for the reverse repurchase agreement is $97,677,504.

Interest expense for the six months ended January 31, 1998 on borrowings by the Fund under reverse repurchase agreements totalled $292,831.

7.   Option Contracts

Premiums paid when put or call options are purchased by the Fund represent investments which are marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the premium paid. When the Fund enters into closing sales transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

At January 31, 1998, the Fund had no purchased call or put options outstanding.

When a Fund writes a call or put option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain. When the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the cost of the security sold will be reduced by the premium originally received. When a written put option is exercised, the amount of the premium received will reduce the cost of the security which the Fund purchased upon exercise. When written index options are exercised, settlement is made in cash.

The risk associated with purchasing options is limited to the premium originally paid. The Fund enters into options for hedging purposes. The risk in writing a call option is that the Fund gives up the opportunity to participate in any decrease in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Fund is exposed to the risk of loss if the market price of the underlying security declines.

During the six months ended January 31, 1998, the Fund did not write any call or put options.

8.   Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. The initial margin is segregated by the custodian and is noted in the schedule of investments. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to market" on a daily basis to reflect the market value of the contract at the end of each day's


--------------------------------------------------------------------------------
12                                       1998 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract.

The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).

At January 31, 1998, the Fund had no open futures contracts.

9.   Securities Traded on a To-Be-Announced Basis

The Fund may trade portfolio securities on a "to-be-announced" ("TBA") basis. In a TBA transaction, the Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date in GNMA transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. These transactions are subject to market fluctuation and their current value is determined in the same manner as for other portfolio securities.

At January 31, 1998, no TBA transactions were outstanding.

10.  Dollar Roll Transactions

The Fund may enter into dollar roll transactions. A dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. Proceeds of the sale will be invested and the income from these investments, together with any additional income received on the sale, will generate income for the Fund exceeding the yield on the securities sold.

At January 31, 1998, the Fund had no open dollar roll transactions.

11.  Capital Shares

At January 31, 1998, the Fund had 500 million shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

At January 31, 1998, total paid-in capital amounted to the following for each class:

                                                                       Amount
================================================================================
Class A                                                             $431,364,715
--------------------------------------------------------------------------------
Class B                                                               57,080,498
--------------------------------------------------------------------------------
Class C                                                                2,234,907
--------------------------------------------------------------------------------
Class Y                                                               70,148,053
================================================================================



--------------------------------------------------------------------------------
Smith Barney Managed Governments Fund Inc.                                    13

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

Transactions in shares of each class were as follows:

                                         Six Months Ended                  Year Ended
                                         January 31, 1998                 July 31, 1997
                                   ---------------------------      ----------------------------
                                      Shares         Amount            Shares        Amount
================================================================================================
Class A
Shares sold                         6,650,591    $  84,681,845        6,171,191    $  76,961,923
Shares issued on reinvestment         545,029        6,915,332        1,529,298       18,987,649
Shares redeemed                    (9,279,206)    (118,129,705)     (12,456,843)    (155,307,950)
------------------------------------------------------------------------------------------------
Net Decrease                       (2,083,586)   $ (26,532,528)      (4,756,354)   $ (59,358,378)
================================================================================================
Class B
Shares sold                           233,233    $   2,972,210          609,775    $   7,606,444
Shares issued on reinvestment         106,625        1,352,815          318,982        3,960,584
Shares redeemed                    (1,231,189)     (15,639,088)      (2,414,031)     (30,078,314)
------------------------------------------------------------------------------------------------
Net Decrease                         (891,331)   $ (11,314,063)      (1,485,274)   $ (18,511,286)
================================================================================================
Class C
Shares sold                            55,772    $     711,116           74,553    $     929,800
Shares issued on reinvestment           2,720           34,551            5,135           63,741
Shares redeemed                       (15,222)        (191,955)         (35,315)        (440,195)
------------------------------------------------------------------------------------------------
Net Increase                           43,270    $     553,712           44,373    $     553,346
================================================================================================
Class Y
Shares sold                         1,649,191    $  20,953,673        4,415,232    $  55,024,021
Shares issued on reinvestment            --               --               --               --
Shares redeemed                    (2,556,109)     (32,530,995)            --               --
------------------------------------------------------------------------------------------------
Net Increase (Decrease)              (906,918)   $ (11,577,322)       4,415,232    $  55,024,021
================================================================================================


--------------------------------------------------------------------------------
14                                       1998 Semi-Annual Report to Shareholders

================================================================================
Financial Highlights
================================================================================

For a share of each class of capital stock outstanding throughout each period:

Class A Shares                                  1998(1)        1997(2)          1996(2)        1995           1994         1993
====================================================================================================================================
Net Asset Value, Beginning of Period            $12.84         $12.27           $12.63         $12.50         $13.29       $12.88
------------------------------------------------------------------------------------------------------------------------------------
Income From Operations:
    Net investment income                         0.40           0.80             0.81           0.81           0.75         0.69
    Net realized and unrealized gain (loss)       0.07           0.59            (0.34)          0.10          (0.74)        0.61
------------------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                      0.47           1.39             0.47           0.91           0.01         1.30
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
    Net investment income                        (0.40)         (0.82)           (0.82)         (0.74)         (0.61)       (0.66)
    Net realized gains                              --             --               --             --             --        (0.23)
    Capital                                         --             --            (0.01)         (0.04)         (0.19)          --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                              (0.40)         (0.82)           (0.83)         (0.78)         (0.80)       (0.89)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $12.91         $12.84           $12.27         $12.63         $12.50       $13.29
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                     13.75%++       11.80%            3.76%          7.67%          0.08%       10.43%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)              $389,846       $414,571         $454,679       $528,533       $371,086     $462,703
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
    Expenses                                      1.03%+         1.01%            1.04%          1.07%          1.03%        0.99%
    Net investment income                         6.10+          6.43             6.46           6.57           5.60         5.35
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                            152%           121%             275%           292%           236%         436%
====================================================================================================================================

Class B Shares                                 1998(1)        1997(2)          1996(2)        1995           1994         1993(3)
====================================================================================================================================
Net Asset Value, Beginning of Period            $12.84         $12.27           $12.63         $12.50         $13.29       $12.64
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
    Net investment income                         0.36           0.74             0.75           0.75           0.69         0.47
    Net realized and unrealized gain (loss)       0.07           0.59            (0.34)          0.09          (0.75)        0.75
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations               0.43           1.33             0.41           0.84          (0.06)        1.22
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
    Net investment income                        (0.37)         (0.76)           (0.76)         (0.67)         (0.56)       (0.41)
    Net realized gains                              --             --               --             --             --        (0.16)
    Capital                                         --             --            (0.01)         (0.04)         (0.17)          --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                              (0.37)         (0.76)           (0.77)         (0.71)         (0.73)       (0.57)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $12.90         $12.84           $12.27         $12.63         $12.50       $13.29
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                      3.41%++       11.23%            3.24%          7.04%         (0.46)%       9.92%++
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)               $85,739        $96,747         $110,724       $132,882       $389,383     $474,093
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
    Expenses                                      1.55%+         1.53%            1.56%          1.57%          1.55%        1.62%+
    Net investment income                         5.58+          5.91             5.94           6.07           5.08         4.72+
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                            152%           121%             275%           292%           236%         436%
====================================================================================================================================

(1)  For the six months ended January 31, 1998 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

(3)  For the period from November 6, 1992 (inception date) to July 31, 1993.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+    Annualized.



--------------------------------------------------------------------------------
Smith Barney Managed Governments Fund Inc.                                    15

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of capital stock outstanding throughout each period:

Class C Shares                                 1998(1)        1997(2)        1996(2)        1995        1994        1993(3)
==============================================================================================================================
Net Asset Value, Beginning of Period            $12.84         $12.27         $12.63         $12.50      $13.29      $13.18
------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
Net investment income                             0.36           0.74           0.75           0.76        0.69        0.07
    Net realized and unrealized gain (loss)       0.08           0.59          (0.34)          0.08       (0.75)       0.09
------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations               0.44           1.33           0.41           0.84       (0.06)       0.16
------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
    Net investment income                        (0.37)         (0.76)         (0.76)         (0.67)      (0.56)      (0.03)
    Net realized gains                              --             --             --             --          --       (0.02)
    Capital                                         --             --          (0.01)         (0.04)      (0.17)         --
------------------------------------------------------------------------------------------------------------------------------
Total Distributions                              (0.37)         (0.76)         (0.77)         (0.71)      (0.73)      (0.05)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $12.91         $12.84         $12.27         $12.63      $12.50      $13.29
------------------------------------------------------------------------------------------------------------------------------
Total Return                                      3.52%++       11.26%          3.25%          7.04%      (0.46)%      1.25%++
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                $2,434         $1,866         $1,238           $299         $72         $12
------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
    Expenses                                      1.49%+         1.46%          1.49%          1.52%       1.58%       1.55%+
    Net investment income                         5.65+          6.01           5.99           6.12        5.05        4.80+
------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                            152%           121%           275%           292%        236%        436%
==============================================================================================================================

Class Y Shares                                  1998(1)         1997(2)        1996(2)(4)
===========================================================================================
Net Asset Value, Beginning of Period             $12.84          $12.27          $12.86
-------------------------------------------------------------------------------------------
Income (Loss) From Operations:
    Net investment income                          0.42            0.84            0.35
    Net realized and unrealized gain (loss)        0.07            0.59           (0.49)
-------------------------------------------------------------------------------------------
    Total Income (Loss) From Operations            0.49            1.43           (0.14)
-------------------------------------------------------------------------------------------
Less Distributions From:
    Net investment income                         (0.42)          (0.86)          (0.44)
    Capital                                          --              --           (0.01)
-------------------------------------------------------------------------------------------
Total Distributions                               (0.42)          (0.86)          (0.45)
-------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $12.91          $12.84          $12.27
-------------------------------------------------------------------------------------------
Total Return                                       3.92%++        12.16%          (1.10)%++
-------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                $73,949         $85,194         $27,215
-------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
    Expenses                                       0.68%+          0.62%           0.78%+
    Net investment income                          6.44+           6.82            6.62+
-------------------------------------------------------------------------------------------
Portfolio Turnover Rate                             152%            121%            275%
===========================================================================================

(1)  For the six months ended January 31, 1998 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

(3)  For the period from June 29, 1993 (inception date) to July 31, 1993.

(4)  For the period from February 7, 1996 (inception date) to July 31, 1996.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+    Annualized.

--------------------------------------------------------------------------------
16                                       1998 Semi-Annual Report to Shareholders

Smith Barney
Managed
Governments
Fund Inc.

Directors                               Investment Adviser

Herbert Barg                            Mutual Management Corp.
Alfred J. Bianchetti
Martin Brody                            Distributor
Dwight B. Crane
Burt N. Dorsett                         Smith Barney Inc.
Elliot S. Jaffe
Stephen E. Kaufman
Joseph J. McCann                        Custodian
Heath B. McLendon, Chairman
Cornelius C. Rose, Jr.                  PNC Bank, N.A.

Officers                                Shareholder Servicing Agent

Heath B. McLendon                       First Data Investor Services Group, Inc.
President and Chief Executive Officer   P.O. Box 9134
                                        Boston, MA 02205-9134
Lewis E. Daidone
Senior Vice President and Treasurer

James E. Conroy                         This report is submitted for the general
Vice President and Investment Officer   information of the shareholders of Smith
                                        Barney Managed Governments Fund Inc. It
Thomas M. Reynolds                      is not authorized for distribution to
Controller                              prospective investors unless accompanied
                                        or preceded by an effective Prospectus
Christina T. Sydor                      for the Fund, which contains information
Secretary                               concerning the Fund's investment
                                        policies and expenses as well as other
                                        pertinent information.



                                        SMITH BARNEY
                                        ------------

                                                A Member of TravelersGroup[LOGO]

                                        Smith Barney Managed
                                        Governments Fund Inc.
                                        Smith Barney Mutual Funds
                                        388 Greenwich Street
                                        New York, New York 10013

                                        www.smithbarney.com

                                        FD01088 3/98